Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000009521 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Research Fund
Class Name	Class A
Trading Symbol	DRFAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Research Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://dsainternal.davis.local/html/fundinfo/fundinfo.html or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	http://dsainternal.davis.local/html/fundinfo/fundinfo.html
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Research Fund (Class A)	$36	0.68%*
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68% [1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 9.60%, versus a 10.12% return for the S&P 500. The Fund invests principally in common stocks (including American Depositary Receipts) issued by medium- and large-capitalization companies. The Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. The Fund has the flexibility to invest in foreign securities.
Market Overview
  S&P 500
    Strongest performing sectors - Consumer Discretionary (+27%), Communication Services (+26%),
    and Financials (+19%)
    Weakest performing sectors - Energy (-5%), Materials (-3%), and Health Care (-1%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (+18% vs +27%)
    MGM Resorts (-20%)
  Information Technology - underperformed the Index sector (flat vs +6%)
    Intel (-30%), Applied Materials (-15%), and Samsung Electronics (-40%) - three largest individual detractors
    Texas Instruments (-8%) and Lam Research (-11%)
    Intel - no longer a Fund holding
  Financials - underperformed the Index sector (+15% vs +19%)
    Rocket Companies (-22%)
  Individual holdings
    Ferguson Enterprises (-17%), IAC (-20%), and Humana (-18%)
    Ferguson Enterprises - no longer a Fund holding
Contributors to Performance
  Significantly overweight in stronger performing Financials sector - (average weighting 34% vs 13%)
    Capital One Financial (+36%), Bank of New York Mellon (+34%), Wells Fargo (+35%), Julius Baer Group (+30%), and Berkshire Hathaway (+7%)
  Overweight in stronger performing Consumer Discretionary sector - (average weighting 18% vs 10%)
    Amazon.com (+27%) - largest individual contributor
  Underweight in Health Care (average weighting 4% vs 11%)
  Communication Services - outperformed the Index sector (+34% vs +26%)
    Meta Platforms (+45%) and Sea (+85%)
  Individual holding
    SAP (+30%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 01/31/25	1 Year	5 Years	10 Years
Davis Research Fund (Class A) — Without sales charge	25.36%	12.42%	11.51%
Davis Research Fund (Class A) — With sales charge*	19.41%	11.33%	10.97%
S&P 500 Index	26.38%	15.15%	13.75%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 .
Net Assets	$ 71,800,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 198,600
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 01/31/25 (in millions)	$71.8
Total number of portfolio holdings as of 01/31/25	59
Portfolio turnover rate for the period	5%
Total advisory fees paid for the period (in thousands)	$198.6

Holdings [Text Block]	Top Sectors as of 01/31/25 Net Assets
Financials	34.65%
Information Technology	21.72%
Consumer Discretionary	18.78%
Communication Services	6.86%
Health Care	4.79%

[1]	Annualized.